Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Disclosure of purchase commitments
The Company had the following purchase commitments as of December 31, 2023, of which $8.2 million related to capital expenditures:

	2024	2025	2026	2027	Thereafter	Total
Purchase and capital commitments(1)	$345,638	$22,755	$342	$—	$—	$368,735
(1)Includes amounts contracted for molybdenum concentrate purchases at the Langeloth Facility of $248.2 million.